Change in Fiscal Year End, Consolidated Statements of Cash Flows (FY) (Details) - USD ($)	3 Months Ended				6 Months Ended			9 Months Ended		12 Months Ended
	Mar. 31, 2018	Jun. 30, 2017	Mar. 31, 2017	Mar. 22, 2017	Jun. 30, 2017	Jun. 30, 2016	Jun. 30, 2015	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Operating Activities [Abstract]
Net loss	$ (840,490)	$ (232,380)	$ (108,355)	$ (108,355)	$ (340,735)	$ (60,833)	$ (83,482)	$ (1,310,941)	$ (34,858)	$ 12,664	$ 22,036
Changes in operating assets and liabilities [Abstract]
Prepaid expenses and other					(15,952)	3,166	8,472	(187,547)	1,644	5	(21,410)
Accounts payable and accrued liabilities					4,856	94,548	72,629	109,791	(32,180)	45,929	(9,248)
Net cash (used in) provided by operating activities					(351,831)	36,881	(2,381)	(881,690)	(65,394)	58,598	(8,622)
Investing Activities [Abstract]
Purchase of office equipment					(1,500)	0	0	0	(1,500)	0	0
Net cash provided by (used in) investing activities					(1,500)	0	0	0	(1,500)	0	0
Financing Activities [Abstract]
Proceeds from issuance of stock					1,055,000	0	0	122,000	850,000	0	0
Distributions					(600,000)	(7,235)	0	0	(611,065)	(18,301)	(16,732)
Net cash provided by (used in) financing activities					455,000	(7,235)	0	912,603	238,935	(18,301)	(16,732)
Net change in cash and cash equivalents					101,669	29,646	(2,381)	30,913	172,041	40,297	(25,354)
Cash and cash equivalents, beginning of period			63,011	$ 63,011	63,011	22,714	48,068	164,680	52,360	22,714	48,068
Cash and cash equivalents, end of period	$ 195,593	$ 164,680	$ 224,401		$ 164,680	$ 52,360	$ 45,687	$ 195,593	$ 224,401	$ 63,011	$ 22,714